CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital [Member]	Equity reserves [Member]	Accumulated deficit [Member]	Non-controlling interest [Member]	Total
Beginning Balance at Dec. 31, 2022	$ 579,591	$ 51,998	$ (457,898)	$ 0	$ 173,691
Beginning Balance (shares) at Dec. 31, 2022	224,943,453				224,943,453
Statements [Line Items]
Issuance of common shares on exercise of stock options	$ 28	(9)			$ 19
Issuance of common shares on exercise of stock options (shares)	29,333				29,333
Share-based compensation expense		1,123			$ 1,123
Net income and comprehensive income for the year			26,085		26,085
Ending Balance at Dec. 31, 2023	$ 579,619	53,112	(431,813)	0	$ 200,918
Ending Balance (shares) at Dec. 31, 2023	224,972,786				224,972,786
Statements [Line Items]
Business combination, net of share issuance costs	$ 32,449				$ 32,449
Business combination, net of share issuance costs (shares)	28,500,000				28,500,000
Issuance of common shares on exercise of stock options	$ 4,135	(1,292)			$ 2,843
Issuance of common shares on exercise of stock options (shares)	3,605,160				3,605,160
Non-controlling interest assumed in Acquisition				1,890	$ 1,890
Share-based compensation expense		1,128			1,128
Net income and comprehensive income for the year			6,118	2,423	8,541
Ending Balance at Dec. 31, 2024	$ 616,203	$ 52,948	$ (425,695)	$ 4,313	$ 247,769
Ending Balance (shares) at Dec. 31, 2024	257,077,946				257,077,946